Subsequent Events (Details) $ in Thousands				6 Months Ended		11 Months Ended	12 Months Ended
	Sep. 02, 2021 USD ($) shares	Aug. 31, 2021 USD ($)	Oct. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 21, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 17, 2021	Jan. 15, 2021
Subsequent Event [Line Items]
Repayments of term loans				$ 5,194	$ 102	$ 4,661	$ 182
SVB Loan Agreement
Subsequent Event [Line Items]
Repayments of term loans			$ 4,000
Adams Street Term Loan
Subsequent Event [Line Items]
Consolidated total net leverage ratio	6.50
Subsequent Event
Subsequent Event [Line Items]
Common stock issued by New Redwire | shares	37,200,000
Amount paid to parent in exchange for units	$ 75,000
Proceeds from trust account and PIPE financing	110,583
Subsequent Event | SVB Loan Agreement
Subsequent Event [Line Items]
Repayments of term loans	41,555	$ 172
Interest paid	102
Transaction cost paid	$ 38,747
Oakman
Subsequent Event [Line Items]
Equity interests, percentage									100.00%
DPSS
Subsequent Event [Line Items]
Equity interests, percentage								100.00%
MIS Acquisition
Subsequent Event [Line Items]
Fair value of the contingent earnout including equity				$ 11,491